Short-Term Bank Loans	6 Months Ended
Jun. 30, 2026
Short-Term Bank Loans [Abstract]
Short-term bank loans

Note 12. Short-term bank loans

Short-term bank loans consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Fujian Rural Commercial Bank	$368,454	$357,495
Industrial and Commercial Bank of China	4,391,978	4,261,344
China Merchants Bank	2,208,658	—
Total short-term bank loans	$6,969,090	$4,618,839

As of June 30, 2026, bank loans of $4,391,978 are secured by land-use rights and buildings owned by Ewatt and guaranteed by Wenzao Huang, Baohua Xu, Yunjun Huang and Zhaoxia Chen. A bank loan of $368,454 is secured by personal guarantees of Wenzao Huang, Baohua Xu, Jinliang Xu, Xiaolong Chen and Yunjun Huang. All the guarantors, except Baohua Xu, are shareholders of the company, of whom Wenzao Huang and Yunjun Huang are also directors. Baohua Xu is the spouse of Wenzao Huang. The interest is paid on a monthly basis and the principal is repaid in full at maturity.

Short-term loans as of June 30, 2026 consisted of following:

As of June 30, 2026 short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China	July 28, 2025	July 10, 2026	6,780,000	$999,248	1.30%
Industrial and Commercial Bank of China	July 28, 2025	July 14, 2026	6,170,000	909,345	1.30%
Industrial and Commercial Bank of China	July 28, 2025	July 16, 2026	7,050,000	1,039,041	1.30%
Industrial and Commercial Bank of China	April 1, 2026	March 12, 2027	7,000,000	1,031,675	1.30%
Industrial and Commercial Bank of China	April 8, 2026	April 7, 2027	2,800,000	412,669	1.30%
Fujian Rural Commercial Bank	August 29, 2025	August 29, 2026	2,500,000	368,454	4.95%
China Merchants Bank	February 11, 2026	February 10, 2027	4,073,940	600,424	2.80%
China Merchants Bank	February 13, 2026	February 12, 2027	1,254,032	184,821	2.80%
China Merchants Bank	March 20, 2026	March 19, 2027	5,228,000	770,512	1.70%
China Merchants Bank	March 31, 2026	March 30, 2027	2,100,000	309,502	1.70%
China Merchants Bank	April 14, 2026	April 13, 2027	1,250,000	184,227	1.70%
China Merchants Bank	April 23, 2026	April 22, 2027	1,080,000	159,172	1.70%
Total short-term bank loans as of June 30, 2026			47,285,972	$6,969,090

Short-term loans as of December 31, 2025 consisted of following:

For the year ended December 31, 2025 short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China	July 28, 2025	July 10, 2026	6,780,000	$969,527	1.30%
Industrial and Commercial Bank of China	July 28, 2025	July 14, 2026	6,170,000	882,298	1.30%
Industrial and Commercial Bank of China	July 28, 2025	July 16, 2026	7,050,000	1,008,137	1.30%
Industrial and Commercial Bank of China	May 21, 2025	May 7, 2026	7,000,000	1,000,987	3.85%
Industrial and Commercial Bank of China	February 28, 2025	February 6, 2026	2,800,000	400,395	3.85%
Fujian Rural Commercial Bank	August 29, 2025	August 29, 2026	2,500,000	357,495	4.95%
Total short-term bank loans as of December 31, 2025			32,300,000	$4,618,839